CERTIFICATION


         Pursuant to Rule 497(j) of the Securities Act of 1933 (the "1933 Act"), the undersigned hereby certifies as follows:

         1. This filing is made on behalf of Janus Investment Fund (the "Registrant"). Registrant's 1933 Act No. is 2-34393 and Registrant's 1940 Act No. is 811-1879.

         2. There are no changes to the Prospectuses and Statements of Additional Information from the forms of the Prospectuses and Statements of Additional Information that were filed in Post-Effective Amendment No. 87 ("PEA No. 87") on February 16, 1999, pursuant to Rule 485(b) of the 1933 Act for the following funds:

                  Janus Fund
                  Janus Enterprise Fund
                  Janus Mercury Fund
                  Janus Olympus Fund
                  Janus Overseas Fund
                  Janus Twenty Fund
                  Janus Venture Fund
                  Janus Global Life Sciences Fund
                  Janus Global Technology Fund
                  Janus Worldwide Fund
                  Janus Balanced Fund
                  Janus Equity Income Fund
                  Janus Growth and Income Fund
                  Janus Flexible Income Fund
                  Janus High-Yield Fund
                  Janus Federal Tax-Exempt Fund
                  Janus Short-Term Bond Fund
                  Janus Special Situations Fund
                  Janus Money Market Fund-Investor Shares
                  Janus Government Money Market Fund-Investor Shares Janus Tax-Exempt Money Market Fund-Investor Shares Janus Money Market Fund-Institutional Shares
                  Janus Government Money Market Fund-Institutional Shares Janus Tax-Exempt Money Market Fund-Institutional Shares Janus Money Market Fund-Service Shares
                  Janus Government Money Market Fund-Service Shares
                  Janus Tax-Exempt Money Market Fund-Service Shares (collectively, the "Funds")


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3.       The text of PEA No. 87 has been filed electronically.


         DATED:  February 18, 1999

                                                  JANUS INVESTMENT FUND
                                                  on behalf of the Funds



                                                  By:  /s/ Kelley Abbott Howes
                                                       Kelley Abbott Howes
                                                       Secretary